Subsequent Events - Additional Information (Detail) (USD $)					1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 09, 2013 YSL Ventures Inc. [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of outstanding capital acquired					100.00%
Cash consideration					$ 17,800,000
Direct acquisition costs incurred	$ 1,300,000	$ 600,000	$ 1,400,000	$ 400,000	$ 100,000